Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2011	$ 1,357	$ 51	$ 6,047	$ (57)	$ (5,219)	$ 323	$ 1,145	$ 212
Balance, shares at Dec. 31, 2011		247,837
Net income (loss)	(52)				(115)		(115)	63
Other comprehensive income	(23)					(23)	(23)
Share-based compensation plans	52		52				52
Treasury shares	(26)		8	(34)			(26)
Treasury shares, shares		(1,245)
Shares issued pursuant to stock awards	14		(19)	33			14
Shares issued pursuant to stock awards, shares		2,434
Equity classified financial instruments	2		2				2
Dividends non-controlling interests	(40)							(40)
Balance at Dec. 31, 2012	1,284	51	6,090	(58)	(5,334)	300	1,049	235
Balance, shares at Dec. 31, 2012		249,026
Net income (loss)	415				348		348	67
Other comprehensive income	47					47	47
Share-based compensation plans	88		88				88
Treasury shares	(405)			(405)			(405)
Treasury shares, shares		(11,072)
Shares issued pursuant to stock awards	177			296	(119)		177
Shares issued pursuant to stock awards, shares		9,627
Dividends non-controlling interests	(48)							(48)
Purchase of non-controlling interest shares	(12)		(3)				(3)	(9)
Balance at Dec. 31, 2013	1,546	51	6,175	(167)	(5,105)	347	1,301	245
Balance, shares at Dec. 31, 2013		247,581
Net income (loss)	607				539		539	68
Other comprehensive income	(137)					(137)	(137)
Share-based compensation plans	125		125				125
Treasury shares	(1,435)			(1,435)			(1,435)
Treasury shares, shares		(23,246)
Shares issued pursuant to stock awards	145			383	(238)		145
Shares issued pursuant to stock awards, shares		8,245
Dividends non-controlling interests	(50)							(50)
Balance at Dec. 31, 2014	$ 801	$ 51	$ 6,300	$ (1,219)	$ (4,804)	$ 210	$ 538	$ 263
Balance, shares at Dec. 31, 2014		232,580